Subsequent Events (Details) - GRAF INDUSTRIAL CORP. - shares		1 Months Ended
	Jan. 18, 2020	Jan. 18, 2020
Stock Issued During Period, Shares, Period Increase (Decrease)	9,631,779	9,631,779
Stock Issued During Period, Shares, New Issues	28,895,338
Subsequent Event
Stock Issued During Period, Shares, Period Increase (Decrease)	9,631,779
Stock Issued During Period, Shares, New Issues	28,895,338